Shareholders' Equity (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-based Compensation
Stock-based compensation expense	$ 56,139	$ 32,493	$ 47,101
Alibaba
Stock-based Compensation
Stock-based compensation expense			27,100
Costs of revenues
Stock-based Compensation
Stock-based compensation expense	5,272	3,231	6,234
Sales and marketing
Stock-based Compensation
Stock-based compensation expense	10,793	5,092	8,643
Product development
Stock-based Compensation
Stock-based compensation expense	14,234	7,217	11,418
General and administrative
Stock-based Compensation
Stock-based compensation expense	25,840	16,953	20,806
Weibo
Stock-based Compensation
Stock-based compensation expense	$ 26,399	13,779	31,242
Amortization period	4 years
Stock compensation expenses related to the grants	$ 26,400	13,800	4,100
Weibo | Alibaba
Stock-based Compensation
Stock-based compensation expense			27,100
Weibo | Costs of revenues
Stock-based Compensation
Stock-based compensation expense	1,196	755	4,253
Weibo | Sales and marketing
Stock-based Compensation
Stock-based compensation expense	3,209	1,583	6,150
Weibo | Product development
Stock-based Compensation
Stock-based compensation expense	10,210	4,392	9,209
Weibo | General and administrative
Stock-based Compensation
Stock-based compensation expense	$ 11,784	$ 7,049	$ 11,630